Segment Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue information of the Group
Total revenues	$ 496,022,873	$ 335,421,516	$ 171,295,966
Net accounts receivable	119,741,936	87,315,892
Accounts receivable | Customer risk | Customer A
Revenue information of the Group
Net accounts receivable	13,979,270	13,294,502
E-commerce
Revenue information of the Group
Total revenues	326,679,871	170,204,545	26,995,814
Online advertising
Revenue information of the Group
Total revenues	155,049,818	145,444,790	138,767,288
Listing
Revenue information of the Group
Total revenues	$ 14,293,184	$ 19,772,181	$ 5,532,864